FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management
SCHEDULE OF COMPANY REMAINING CONTRACTUAL MATURITIES FOR ITS FINANCIAL LIABILITIES

The following table details the Company’s remaining contractual maturities for its financial liabilities. The table has been drawn up based on undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay. The table includes both interest and principal cash flows. To the extent that interest flows are at a floating rate, the undiscounted amount is calculated based on interest rate at the end of the reporting periods:

	As of December 31, 2024
			Total
	Within 1 year	More than 1 year but less than 5 years	contractual undiscounted cash flow	Carrying amount
	USD’000	USD’000	USD’000	USD’000
Trade payables	831		831	831
Amounts owed to related parties	272	—	272	272
Note payable	5,187	—	5,187	5,187
Total	6,290	—	6,290	6,290

	As of December 31, 2023
		More than 1	Total contractual
	Within 1 year	year but less than 5 years	undiscounted cash flow	Carrying amount
	USD’000	USD’000	USD’000	USD’000
Amounts owed to related parties	78	—	78	78
Note payable	1,070	1,041	2,111	2,111
Total	1,148	1,041	2,189	2,189

SCHEDULE OF FOREIGN CURRENCY LOSS BEFORE TAXATION
	As of December 31,
	2024	2023	2022
	USD’000	USD’000	USD’000
Loss before taxation	29	1	6